NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1 - NATURE OF OPERATIONS

Sol-Gel Technologies Ltd. (collectively with its U.S. subsidiary, the Company) is an Israeli Company incorporated in 1997.

The Company is a clinical stage specialty pharmaceutical company focused on developing and commercializing topical dermatological drug products. The Company’s lead product candidates are based upon its proprietary microencapsulation delivery system, consisting of microcapsules made of precipitated silica. The most advanced investigational drugs in the Company's product pipeline are: (i) Twyneo®, which is developed for the treatment of acne vulgaris and (ii) Epsolay®, a potential treatment for subtype II rosacea. The New Drug Application ("NDA") for Twyneo® was accepted by the U.S. Food and Drug Administration (the “FDA”), which assigned a Prescription Drug User Fee Act ("PDUFA") goal date of August 1, 2021. The NDA for Epsolay® was accepted by the FDA, which assigned a PDUFA goal date of April 26, 2021. On such PDUFA goal date, the Company received confirmation from the FDA that action on the NDA could not be taken since a pre-approval inspection of the production site of Epsolay® still needs to be conducted. In June 2021, the Company entered into two exclusive license agreements with a third party for the commercialization of Twyneo® and Epsolay®, in the United States, see note 5. On July 27, 2021, the Company announced that the FDA approved the drug product, Twyneo®, see note 9. In addition to the novel product candidates, the Company’s products include the generic products Acyclovir, Ivermectin and other generic product candidates.

Risk and Uncertainties

Since incorporation through June 30, 2021, the Company has an accumulated deficit of $193,459 and its activities have been funded mainly by its shareholders and collaboration revenues, see also Notes 4 and 5. The Company expects to continue to incur significant research and development and other costs related to its ongoing operations. In June 2021, the Company entered into two exclusive license agreements with a third party for the commercialization of two of the Company's most advanced investigational drug products in the United States including upfront and milestone payments and related royalties, see note 5.

In addition, management is continuing to analyze cash resources and considering raising additional funding from different sources, such as corporate collaborations, public or private equity offerings and/or debt financings, and/or selling shares under the Company's Open Market Sale Agreement with Jefferies LLC. Management expects that the Company's cash and cash equivalents, deposits and marketable securities as of June 30, 2021 will allow the Company to fund its operating plan through at least the next 12 months from the condensed financial statement issuance date.

The Company is subject to risks and uncertainties as a result of the COVID-19 pandemic.

The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company's business, results of operations and financial condition, including revenues from collaboration arrangements, expenses, reserves and allowances, manufacturing, supply, regulatory approvals, clinical trials, commercial launch of branded and generic product candidates, research and development costs and employee-related amounts, will depend on future developments that are highly uncertain and cannot be predicted. The Company continues to monitor and assess new information related to the COVID-19 pandemic, the actions taken to contain or treat COVID-19, as well as the economic impact on various markets.

Furthermore, the estimation process required to prepare the Company’s consolidated financial statements requires assumptions to be made about future events and conditions and the impact of COVID-19 on its financial results, and while management believes such assumptions are reasonable, they are inherently subjective and uncertain. The Company’s actual results could differ materially from those estimates.